Intangible Assets (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Intangible Assets
Intangible assets and goodwill at beginning of period	kr 461,367	kr 16,066	kr 16,066
Business combinations		0	460,253
Acquisition license	16,066
Exchange difference on translation	3,877		(14,952)
Intangible assets and goodwill at end of period	481,310	16,066	461,367
Licenses
Intangible Assets
Intangible assets and goodwill at end of period	433,646
Licenses and similar rights
Intangible Assets
Intangible assets and goodwill at end of period	47,663
Goodwill
Intangible Assets
Intangible assets and goodwill at end of period	47,663
Nox Platforms
Intangible Assets
Intangible assets and goodwill at end of period	373,314
Vaccine Platforms
Intangible Assets
Intangible assets and goodwill at end of period	28,201
Cost at closing balance
Intangible Assets
Intangible assets and goodwill at beginning of period	461,367
Intangible assets and goodwill at end of period	kr 481,310	kr 16,066	kr 461,367